Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Costs Incurred for Oil and Gas Property Exploration and Development Activities (Detail) - MXN ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Previously Reported
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Total costs incurred	$ 239,304,903	$ 186,544,858
Development
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Total costs incurred	171,348,160	134,415,959
Exploration
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Total costs incurred	$ 67,956,743	$ 52,128,899